Prepaid expenses and other assets	12 Months Ended
Dec. 31, 2019
Prepaid expenses and other assets
Prepaid expenses and other assets

6.    Prepaid expenses and other assets

	As of December 31,
	2018	2019
	RMB	RMB	US$
Current:
Guarantee deposits (i)	116,535	99,785	14,333
Amounts due from third-party payment platforms (ii)	85,127	36,160	5,194
Prepaid rental and deposits	49,893	52,309	7,514
Others	308,610	253,078	36,352
Total	560,165	441,332	63,393
Non-current:
Guarantee deposits	2,000	—	—
Prepaid rental and deposits	5,606	11,836	1,700
Others	—	11,593	1,665
Total	7,606	23,429	3,365
(i)	Guarantee deposits are mainly deposits paid to institutional funding partners for cooperation with these funding partners.
(ii)	Amount due from third-party payment platforms are mainly restricted cash held by third-party payment platform that belong to the borrowers and online investors as of December 31, 2018 and 2019.